Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Total Payments
Total	$ 3,912,494	$ 128,927	$ 4,041,421
Corporate entity-level
Total	$ 3,912,494		3,912,494
Ohio
Total		66,403	66,403
Oklahoma
Total		$ 62,524	$ 62,524